Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of maximum limit of registered capital to discontinue general reserve	50.00%
Appropriated retained earnings	¥ 36,000	$ 5,185	¥ 19,175	¥ 8,836
Restricted net assets	¥ 5,165,673	$ 744,012	¥ 3,740,507